CAPITAL STOCK (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	100,000,000		100,000,000
Common stock, shares authorized	5,000,000,000		5,000,000,000	5,000,000,000
Common Stock, Voting Rights			Each share of our Class A preferred stock is convertible into 25 shares of common stock at the option of the holder
Preferred Stock, Voting Rights			Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company
Common stock upon conversion of convertible notes			14,705,144
Common stock upon conversion of convertible notes amount			$ 329,916
Net loss on debt extinguishment			185,539
Accrued interest			$ 144,377
Common stock issued, shares			54,129,476
Common stock issued upon conversion shares	18,662,337	3,626,643
Value of common stock issued upon conversion	$ 25,902	$ 164,893
Convertible debt converted during period	10,700
Debt conversion or extinguishment fees	3,000		$ 147,805
Gain (loss) on extinguishment of debt	$ 15,203	85,316
Accrued interest		$ 79,577	$ 9,527	$ 6,346
Common stock issued in payment, shares			900,000
Common stock issued in payment, value			$ 43,400
Preferred stock, conversion basis	Each share of our Class A preferred stock is convertible into 25 shares of common stock at the option of the holder
Common stock, net of offering costs			$ 14,175
Common shares sold			19,462,532
Stock issued during period, Shares	88,709,285	29,018,088
Stock repurchased during period, shares	23,992,548	13,429,645
Stock repurchased during period, value	$ 83,117	$ 315,933
Offering costs	$ 5,270
Common stock issued for services, shares		900,000
Common stock issued for services, amount		$ 43,400
Purchase price of Common stock			$ 371,070
Series B Super Voting Preferred Stock [Member]
Preferred stock, conversion basis	The shares of Series B Preferred Stock are not convertible into shares of the Company’s Common Stock
Preferred stock, voting rights	Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company
Preferred stock, liquidation rights	Upon the occurrence of a “Liquidation Event,” the holders of Series B Preferred Stock are entitled to receive net assets on a pro-rata basis. Each holder of Series B Preferred Stock is entitled to receive ratably any dividends declared by the Board, if any, out of funds legally available for the payment of dividends. “Liquidation Event” means (i) the liquidation, dissolution or winding-up, whether voluntary or involuntary, of the Company, (ii) the purchase or redemption by the Company of shares of any class of stock or the merger or consolidation of the Company with or into any other corporation or corporations, or (iii) the sale, license or lease of all or substantially all, or any material part of, the Company’s assets.
Undesignated Preferred Shares [Member]
Preferred stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	39,999,900		39,999,900	39,999,900
Preferred stock, shares outstanding	0		0	0
Class A Preferred Stock [Member]
Common stock issued upon conversion shares			648,568
Preferred stock, shares designated	60,000,000		60,000,000
Closing market price per share			$ 0.029
Share conversions, common shares	46,054,400	11,061,800	19,061,800
Share conversions, shares of Class A Preferred Stock			762,472
Preferred stock shares converted	1,842,176	442,472
Class A Preferred Stock One [Member]
Share conversions, common shares	46,054,400		19,061,800
Share conversions, shares of Class A Preferred Stock	1,842,176		762,472
Class B Preferreds Stock [Member]
Preferred stock par value	$ 0.0001		$ 0.0001
Super voting Preferred stock	100		100
Preferred stock, shares outstanding	90		90
Class A Preferred Stock [Member] | Chief Executive Officer [Member]
Preferred stock, shares outstanding	57,717,951		59,560,127
Number of preferred stock shares held by CEO	15,958,767		15,958,767
Undesignated Preferred Share [Member]
Preferred stock, shares authorized	39,999,900
Chief Executive Officer [Member]
Preferred stock, conversion basis			shares was determined to be $2,990,000 based on an assumed conversion at a 25 common shares for 1 preferred share ratio
Share conversions, shares of Class A Preferred Stock			4,040,000
Board Of Directors Chairman | Class A Preferred Stock [Member]
Preferred stock, shares outstanding			90